Property, plant and equipment - Right-of-use assets (Leases) (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Property, plant and equipment [member]
Right-of-use assets
Beginning balance	$ 1,563
Additions and contract modifications	218
Impairment	(13)
Impairment of discontinued operations (note 16a)	(33)
Depreciation	(171)
Translation adjustment	(27)
Ending balance	1,537
Ports
Right-of-use assets
Beginning balance	718
Additions and contract modifications	30
Impairment	(13)
Depreciation	(48)
Translation adjustment	(7)
Ending balance	680
Vessels
Right-of-use assets
Beginning balance	534
Depreciation	(42)
Ending balance	492
Pellets plants
Right-of-use assets
Beginning balance	131
Additions and contract modifications	130
Depreciation	(37)
Translation adjustment	(9)
Ending balance	215
Properties
Right-of-use assets
Beginning balance	112
Additions and contract modifications	8
Depreciation	(25)
Translation adjustment	(11)
Ending balance	84
Energy plants
Right-of-use assets
Beginning balance	56
Depreciation	(7)
Ending balance	49
Mining equipment and locomotives
Right-of-use assets
Beginning balance	12
Additions and contract modifications	50
Impairment of discontinued operations (note 16a)	(33)
Depreciation	(12)
Ending balance	$ 17